Short-Term Debt - Schedule of Company's Aggregate Credit Facility Commitments, Commercial Paper Limit, Letter of Credit Availability and Availability Capacity (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Short-term Debt [Line Items]
Total availability	$ 2,600	$ 2,600
Total availability	2,750	2,750
Outstanding debt	(1,367)	(1,590)
Outstanding debt	(1,451)	(1,674)
Remaining availability	1,233	1,010
Remaining availability	1,299	1,076
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	1,299	1,076
Revolving Credit Facility | Letters of Credit
Short-term Debt [Line Items]
Total availability	150	150
Outstanding debt	(84)	(84)
Remaining availability	$ 66	$ 66